Financial instruments - Fair values and risk management - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Hedging instruments | Forward exchange contracts (Note 15)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 500
Measured At Fair Value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	50,414	$ 467
Measured At Fair Value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,049
Financial liabilities, at fair value	1,049
Measured At Fair Value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured At Fair Value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,049
Measured At Fair Value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured At Fair Value | Forward exchange contracts (Note 15)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	484	467
Financial assets, at fair value	484	467
Measured At Fair Value | Forward exchange contracts (Note 15) | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Forward exchange contracts (Note 15) | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	484	467
Measured At Fair Value | Forward exchange contracts (Note 15) | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured At Fair Value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	7,205
Financial assets, at fair value	7,205
Measured At Fair Value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured At Fair Value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	7,205
Measured At Fair Value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured At Fair Value | Forward cap contract
Disclosure of financial assets and liabilities [Line Items]
Financial assets	725
Financial assets, at fair value	725
Measured At Fair Value | Forward cap contract | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured At Fair Value | Forward cap contract | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	725
Measured At Fair Value | Forward cap contract | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured At Fair Value | Non-current assets held for sale
Disclosure of financial assets and liabilities [Line Items]
Financial assets	42,000
Financial assets, at fair value	42,000
Measured At Fair Value | Non-current assets held for sale | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured At Fair Value | Non-current assets held for sale | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	42,000
Measured At Fair Value | Non-current assets held for sale | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Measured At Fair Value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,049
Measured At Fair Value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	8,414	467
Measured At Fair Value | Hedging instruments | Forward exchange contracts (Note 15)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	484	467
Measured At Fair Value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	7,205
Measured At Fair Value | Hedging instruments | Forward cap contract
Disclosure of financial assets and liabilities [Line Items]
Financial assets	725
Measured At Fair Value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	42,000
Measured At Fair Value | Financial assets at amortised cost | Non-current assets held for sale
Disclosure of financial assets and liabilities [Line Items]
Financial assets	42,000
Not Measured At Fair Value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	467,047	416,000
Financial liabilities	1,848,354	950,594
Not Measured At Fair Value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,560,002	701,091
Financial liabilities, at fair value	1,575,196	706,056
Not Measured At Fair Value | Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,575,196	706,056
Not Measured At Fair Value | Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	148,166	147,619
Financial liabilities, at fair value	144,156	149,630
Not Measured At Fair Value | Unsecured notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	144,156	149,630
Not Measured At Fair Value | Unsecured notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	60,342	50,010
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Unsecured other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not Measured At Fair Value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	79,442	51,335
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	402	539
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not Measured At Fair Value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	30,728	160,352
Financial assets, at fair value	26,047	128,427
Not Measured At Fair Value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	26,047	128,427
Not Measured At Fair Value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	263,186	112,000
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	173,133	143,648
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not Measured At Fair Value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,848,354	950,594
Not Measured At Fair Value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,560,002	701,091
Not Measured At Fair Value | Other financial liabilities | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	148,166	147,619
Not Measured At Fair Value | Other financial liabilities | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	60,342	50,010
Not Measured At Fair Value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	79,442	51,335
Not Measured At Fair Value | Other financial liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	402	539
Not Measured At Fair Value | Financial assets at amortised cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	467,047	416,000
Not Measured At Fair Value | Financial assets at amortised cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	30,728	160,352
Not Measured At Fair Value | Financial assets at amortised cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	263,186	112,000
Not Measured At Fair Value | Financial assets at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 173,133	$ 143,648